Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital	Warrants	Contributed Surplus	Accumulated other comprehensive income (loss)	Equity (Deficit)
Balance at Dec. 31, 2018	$ 83,594	$ 122,887	$ 1,949	$ 7,628	$ 1,268	$ (50,138)
Net loss for the year ended	(19,786)					(19,786)
Other comprehensive loss for the year ended	(7,019)				(7,019)
Transactions with owners, recorded directly in equity
Buy-back of common shares under normal course issuer bid (Note 15(b))	(4,145)	(5,955)				1,810
Buy-back of common shares under substantial issuer bid (Note 15(b))	(26,139)	(31,605)				5,466
Stock options exercised (Note 15(c))	20	37		(17)
Share-based compensation (Note 15(c))	417			417
Total transactions with owners	(29,847)	(37,523)		400		7,276
Balance at Dec. 31, 2019	26,942	85,364	1,949	8,028	(5,751)	(62,648)
Net loss for the year ended	(6,845)					(6,845)
Other comprehensive loss for the year ended	(746)				(746)
Transactions with owners, recorded directly in equity
Buy-back of common shares under normal course issuer bid (Note 15(b))	(522)	(4,447)				3,925
Transfer on expiry of warrants (Note 15 (d))			(1,949)	1,949
Share-based compensation (Note 15(c))	317			317
Total transactions with owners	(205)	(4,447)	$ (1,949)	2,266		3,925
Balance at Dec. 31, 2020	19,146	80,917		10,294	(6,497)	(65,568)
Net loss for the year ended	(727)					(727)
Other comprehensive loss for the year ended	(143)				(143)
Transactions with owners, recorded directly in equity
Share-based compensation (Note 15(c))	135			135
Total transactions with owners	135			135
Balance at Dec. 31, 2021	$ 18,411	$ 80,917		$ 10,429	$ (6,640)	$ (66,295)